UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.

Portfolio of Investments

December 31, 2007 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

ENERGY –– 22.4%
Atwood Oceanics, Inc.*	193,100	$19,356,344
ENSCO International Incorporated	2,331,800	139,021,916
Patterson-UTI Energy, Inc.	3,972,300	77,539,296
Rosetta Resources, Inc.*‡	4,455,800	88,358,514
Rowan Companies, Inc.	2,374,300	93,689,878
		$417,965,948
RETAILING –– 13.6%
Charming Shoppes, Inc. *‡	7,500,000	$40,575,000
Circuit City Stores, Inc.	4,860,000	20,412,000
Foot Locker, Inc.	3,047,400	41,627,484
RadioShack Corporation	1,116,400	18,822,504
Rent-A-Center, Inc.*	1,309,200	19,009,584
Ross Stores, Inc.	1,487,400	38,032,818
Signet Group plc	28,703,100	39,610,278
Zale Corporation*	2,205,000	35,412,300
		$253,501,968
TECHNOLOGY –– 10.4%
Arrow Electronics, Inc.*	1,885,000	$74,042,800
Avnet, Inc. *	3,152,600	110,246,422
Western Digital Corporation*	292,000	8,821,320
		$193,110,542
CONSUMER DURABLES –– 5.0%
Champion Enterprises, Inc.*‡	4,451,600	$41,934,072
Coachmen Industries, Inc.‡	859,000	5,111,050
Fleetwood Enterprises, Inc.*‡	4,627,600	27,673,048
Thor Industries, Inc.	486,800	18,503,268
		$93,221,438
INDUSTRIAL PRODUCTS –– 3.6%
Trinity Industries, Inc.	2,444,350	$67,855,156
FINANCIAL –– 2.7%
Horace Mann Educators Corporation	630,100	$11,934,094
Mercury General Corporation	763,900	38,049,859
		$49,983,953
CONSUMER NON-DURABLES –– 1.5%
American Greetings Corporation	1,407,800	$28,578,340
DEFENSE –– 0.6%
Datapath, Inc.*,‡,†	4,100,000	$11,480,000
TOTAL COMMON STOCKS –– 59.8% (Cost $859,617,441)		$1,115,697,345

NON-CONVERTIBLE SECURITIES –– 5.5%
U.S. Treasury Note –– 4.125% 2008	$25,000,000	$25,105,469
Federal Home Loan Bank –– 4.75% 2009	50,000,000	50,686,000
Federal Home Loan Bank –– 5.25% 2009	25,000,000	25,516,750
TOTAL NON-CONVERTIBLE SECURITIES (Cost $99,305,468)		$101,308,219
SHORT-TERM U.S. GOVERNMENT SECURITIES –– 25.3%
U.S. Treasury Bill –– 3.46% 2/28/08	$80,000,000	$79,621,280
U.S. Treasury Bill –– 3.0217% 3/13/08	300,000,000	298,189,500
U.S. Treasury Bill –– 3.05% 3/20/08	95,000,000	94,355,710
TOTAL SHORT-TERM U.S. GOVERNMENT SECURITIES (Cost $472,164,974)		$472,166,490

TOTAL INVESTMENT SECURITIES –– 90.6% (Cost $1,431,087,883)		$1,689,172,054

SHORT-TERM CORPORATE NOTES –– 13.2%
General Electric Capital Corporation –– 3.25% 1/2/08	$43,055,000	$43,051,113
Toyota Motor Credit Corporation –– 4.15% 1/2/08	44,842,000	44,836,831
General Electric Capital Services, Inc. –– 4.18% 1/2/08	34,965,000	34,960,940
General Electric Capital Services, Inc. –– 4.15% 1/4/08	41,662,000	41,647,592
International Lease Finance Corporation –– 4.4% 1/8/08	46,000,000	45,960,644
ChevronTexaco Funding Corporation –– 4.25% 1/14/08	37,000,000	36,943,215
TOTAL SHORT-TERM CORPORATE NOTES (Cost $247,400,335)		$247,400,335

TOTAL INVESTMENTS –– 103.8% (Cost $1,678,488,218)(A)		$1,936,572,389
Other assets and liabilities, net –– (3.8)%		(71,760,691)
TOTAL NET ASSETS –– 100.0%		$1,864,811,698

*	Non-income producing securities

‡	Affiliate as defined in the Investment Company Act of 1940 by reason of ownership of 5% or more of its outstanding voting securities during the three-month period ended December 31, 2007.

Following is a summary of transactions in the securities of these affiliates during the three-month period ended December 31, 2007.

	Purchases	Sales	Realized	Dividend
	at Cost	at Cost	Gain/Loss	Income
Champion Enterprises, Inc.	—	—	—	—
Charming Shoppes	$8,581,187	—	—	—
Coachmen Industries, Inc.	—	—	—	—
Datapath, Inc.	—	—	—	—
Fleetwood Enterprises, Inc.	—	—	—	—
Rosetta Resources, Inc.	—	—	—	—

†

Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration. The Datapath, Inc. holding is illiquid and has been valued by the Board of Directors in accordance with the Fund’s fair value procedures. Datapath, Inc. constituted 0.6% of total net assets at December 31, 2007.

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$363,469,218
Gross unrealized depreciation:	(105,385,049)
Net unrealized appreciation:	$258,084,169

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date: February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA CAPITAL FUND, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date: February 22, 2008

By: /s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: February 22, 2008